SCHEDULE OF OPERATIONS RELATED TO LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Lease Obligations
Operating lease expense	$ 102,517	$ 28,540	$ 145,710	$ 83,593
Interest on lease liability	5,800	7,382	13,530	11,646
Total Lease expense	$ 108,317	$ 35,922	$ 159,240	$ 95,239